Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Loan Losses) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of financial assets that are either past due or impaired [table]
Balance at beginning of period	$ 7,136
Total Allowance, including off-balance sheet instruments, at end of period	8,265	$ 7,477
Total Allowance for Loan Losses at end of period	7,265	6,492
Less: Total Allowance for off-balance sheet instruments	1,000	985
Residential mortgages [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance at beginning of period	403	323
Net remeasurement due to transfers into stage	1	(1)
New originations or purchases	8	8
Net repayments	(1)	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(11)	(8)
Changes to risk, parameters, and models	11	15
Disposals	0	0
Write-offs	(2)	(2)
Recoveries	0	1
Foreign exchange and other adjustments	1	(4)
Total Allowance for Loan Losses at end of period	410	330
Residential mortgages [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	0	0
Residential mortgages [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	0	0
Residential mortgages [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	0	0
Consumer instalment and other personal [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance, including off-balance sheet instruments, at beginning of period	1,895	1,704
Balance at beginning of period	1,809
Net remeasurement due to transfers into stage	34	3
New originations or purchases	89	99
Net repayments	(42)	(43)
Derecognition of financial assets (excluding disposals and write-offs)	(47)	(51)
Changes to risk, parameters, and models	348	254
Disposals	0	0
Write-offs	(347)	(266)
Recoveries	72	70
Foreign exchange and other adjustments	(23)	(17)
Total Allowance, including off-balance sheet instruments, at end of period	1,979	1,753
Total Allowance for Loan Losses at end of period	1,894	1,665
Less: Total Allowance for off-balance sheet instruments	85	88
Consumer instalment and other personal [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	0	0
Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	0	0
Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	0	0
Credit Card 1 [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance, including off-balance sheet instruments, at beginning of period	2,577	2,352
Balance at beginning of period	1,934
Net remeasurement due to transfers into stage	38	(7)
New originations or purchases	39	51
Net repayments	44	48
Derecognition of financial assets (excluding disposals and write-offs)	(110)	(76)
Changes to risk, parameters, and models	419	321
Disposals	0	0
Write-offs	(444)	(314)
Recoveries	75	69
Foreign exchange and other adjustments	(61)	(37)
Total Allowance, including off-balance sheet instruments, at end of period	2,577	2,407
Total Allowance for Loan Losses at end of period	1,971	1,792
Less: Total Allowance for off-balance sheet instruments	606	615
Credit Card 1 [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	0	0
Credit Card 1 [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	0	0
Credit Card 1 [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	0	0
Businesses and government [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance, including off-balance sheet instruments, at beginning of period	3,310	2,984
Net remeasurement due to transfers into stage	25	(4)
New originations or purchases	271	332
Net repayments	(26)	(41)
Derecognition of financial assets (excluding disposals and write-offs)	(316)	(472)
Changes to risk, parameters, and models	227	264
Disposals	0	0
Write-offs	(124)	(43)
Recoveries	11	12
Foreign exchange and other adjustments	(79)	(45)
Total Allowance, including off-balance sheet instruments, at end of period	3,299	2,987
Total Allowance for Loan Losses at end of period	2,990	2,705
Less: Total Allowance for off-balance sheet instruments	309	282
Businesses and government [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	0	0
Businesses and government [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	0	0
Businesses and government [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	0	0
Stage 1 [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance at beginning of period	2,673
Total Allowance, including off-balance sheet instruments, at end of period	2,820	3,025
Total Allowance for Loan Losses at end of period	2,396	2,569
Less: Total Allowance for off-balance sheet instruments	424	456
Stage 1 [member] | Residential mortgages [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance at beginning of period	154	127
Net remeasurement due to transfers into stage	(6)	(7)
New originations or purchases	8	8
Net repayments	(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(2)	(1)
Changes to risk, parameters, and models	(40)	(24)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(2)	(2)
Total Allowance for Loan Losses at end of period	137	129
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	36	35
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(10)	(6)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	0	0
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance, including off-balance sheet instruments, at beginning of period	688	654
Balance at beginning of period	653
Net remeasurement due to transfers into stage	(54)	(53)
New originations or purchases	89	99
Net repayments	(18)	(22)
Derecognition of financial assets (excluding disposals and write-offs)	(17)	(18)
Changes to risk, parameters, and models	(71)	(94)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(9)	(7)
Total Allowance, including off-balance sheet instruments, at end of period	664	675
Total Allowance for Loan Losses at end of period	634	639
Less: Total Allowance for off-balance sheet instruments	30	36
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	131	170
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(72)	(52)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(3)	(2)
Stage 1 [member] | Credit Card 1 [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance, including off-balance sheet instruments, at beginning of period	988	954
Balance at beginning of period	709
Net remeasurement due to transfers into stage	(108)	(139)
New originations or purchases	39	51
Net repayments	22	28
Derecognition of financial assets (excluding disposals and write-offs)	(10)	(12)
Changes to risk, parameters, and models	(175)	(120)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(21)	(14)
Total Allowance, including off-balance sheet instruments, at end of period	880	956
Total Allowance for Loan Losses at end of period	640	682
Less: Total Allowance for off-balance sheet instruments	240	274
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	246	299
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(95)	(86)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(6)	(5)
Stage 1 [member] | Businesses and government [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance, including off-balance sheet instruments, at beginning of period	1,319	1,220
Net remeasurement due to transfers into stage	(21)	(28)
New originations or purchases	271	332
Net repayments	8	4
Derecognition of financial assets (excluding disposals and write-offs)	(172)	(188)
Changes to risk, parameters, and models	(162)	9
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(35)	(20)
Total Allowance, including off-balance sheet instruments, at end of period	1,139	1,265
Total Allowance for Loan Losses at end of period	985	1,119
Less: Total Allowance for off-balance sheet instruments	154	146
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	62	100
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(117)	(159)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(14)	(5)
Stage 2 [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance at beginning of period	3,435
Total Allowance, including off-balance sheet instruments, at end of period	4,258	3,620
Total Allowance for Loan Losses at end of period	3,686	3,093
Less: Total Allowance for off-balance sheet instruments	572	527
Stage 2 [member] | Residential mortgages [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance at beginning of period	192	140
Net remeasurement due to transfers into stage	7	6
Net repayments	0	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(4)
Changes to risk, parameters, and models	45	38
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	0	(1)
Total Allowance for Loan Losses at end of period	212	150
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(33)	(34)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	15	11
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(9)	(5)
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance, including off-balance sheet instruments, at beginning of period	1,010	896
Balance at beginning of period	959
Net remeasurement due to transfers into stage	86	54
Net repayments	(21)	(18)
Derecognition of financial assets (excluding disposals and write-offs)	(20)	(24)
Changes to risk, parameters, and models	146	160
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(12)	(8)
Total Allowance, including off-balance sheet instruments, at end of period	1,090	916
Total Allowance for Loan Losses at end of period	1,035	864
Less: Total Allowance for off-balance sheet instruments	55	52
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(130)	(168)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	91	70
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(60)	(46)
Stage 2 [member] | Credit Card 1 [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance, including off-balance sheet instruments, at beginning of period	1,277	1,191
Balance at beginning of period	913
Net remeasurement due to transfers into stage	139	127
Net repayments	5	7
Derecognition of financial assets (excluding disposals and write-offs)	(16)	(18)
Changes to risk, parameters, and models	300	270
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(29)	(19)
Total Allowance, including off-balance sheet instruments, at end of period	1,325	1,198
Total Allowance for Loan Losses at end of period	959	857
Less: Total Allowance for off-balance sheet instruments	366	341
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(239)	(294)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	111	98
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(223)	(164)
Stage 2 [member] | Businesses and government [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance, including off-balance sheet instruments, at beginning of period	1,521	1,417
Net remeasurement due to transfers into stage	42	24
Net repayments	(8)	(21)
Derecognition of financial assets (excluding disposals and write-offs)	(99)	(151)
Changes to risk, parameters, and models	202	64
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(30)	(20)
Total Allowance, including off-balance sheet instruments, at end of period	1,631	1,356
Total Allowance for Loan Losses at end of period	1,480	1,222
Less: Total Allowance for off-balance sheet instruments	151	134
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(62)	(98)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	120	162
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(55)	(21)
Stage 3 [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance at beginning of period	1,028
Total Allowance, including off-balance sheet instruments, at end of period	1,187	832
Total Allowance for Loan Losses at end of period	1,183	830
Less: Total Allowance for off-balance sheet instruments	4	2
Stage 3 [member] | Residential mortgages [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance at beginning of period	57	56
Net remeasurement due to transfers into stage	0	0
Net repayments	0	0
Derecognition of financial assets (excluding disposals and write-offs)	(4)	(3)
Changes to risk, parameters, and models	6	1
Disposals	0	0
Write-offs	(2)	(2)
Recoveries	0	1
Foreign exchange and other adjustments	3	(1)
Total Allowance for Loan Losses at end of period	61	51
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(3)	(1)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(5)	(5)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	9	5
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance, including off-balance sheet instruments, at beginning of period	197	154
Balance at beginning of period	197
Net remeasurement due to transfers into stage	2	2
Net repayments	(3)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(10)	(9)
Changes to risk, parameters, and models	273	188
Disposals	0	0
Write-offs	(347)	(266)
Recoveries	72	70
Foreign exchange and other adjustments	(2)	(2)
Total Allowance, including off-balance sheet instruments, at end of period	225	162
Total Allowance for Loan Losses at end of period	225	162
Less: Total Allowance for off-balance sheet instruments	0	0
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(1)	(2)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(19)	(18)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	63	48
Stage 3 [member] | Credit Card 1 [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance, including off-balance sheet instruments, at beginning of period	312	207
Balance at beginning of period	312
Net remeasurement due to transfers into stage	7	5
Net repayments	17	13
Derecognition of financial assets (excluding disposals and write-offs)	(84)	(46)
Changes to risk, parameters, and models	294	171
Disposals	0	0
Write-offs	(444)	(314)
Recoveries	75	69
Foreign exchange and other adjustments	(11)	(4)
Total Allowance, including off-balance sheet instruments, at end of period	372	253
Total Allowance for Loan Losses at end of period	372	253
Less: Total Allowance for off-balance sheet instruments	0	0
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(7)	(5)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(16)	(12)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	229	169
Stage 3 [member] | Businesses and government [member]
Disclosure of financial assets that are either past due or impaired [table]
Balance, including off-balance sheet instruments, at beginning of period	470	347
Net remeasurement due to transfers into stage	4	0
Net repayments	(26)	(24)
Derecognition of financial assets (excluding disposals and write-offs)	(45)	(133)
Changes to risk, parameters, and models	187	191
Disposals	0	0
Write-offs	(124)	(43)
Recoveries	11	12
Foreign exchange and other adjustments	(14)	(5)
Total Allowance, including off-balance sheet instruments, at end of period	529	366
Total Allowance for Loan Losses at end of period	525	364
Less: Total Allowance for off-balance sheet instruments	4	2
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	0	(2)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	(3)	(3)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [table]
Transfer to Stage	$ 69	$ 26